Summary of Significant Accounting Policies - Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Derivatives Qualifying Hedges, Effect Net of Tax		$ (1,113)	$ (2,658)
Net unrealized loss on interest rate swaps		(14,599)	(40,041)
Net unrealized loss and prior service cost on pension plans		(15,195)	39,630
Accumulated other comprehensive income (loss), net of tax	(21,593)	(30,907)	(3,069)
PUGET SOUND ENERGY, INC.
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Derivatives Qualifying Hedges, Effect Net of Tax	(8,143)	(12,934)	(34,612)
Net unrealized loss on interest rate swaps	(6,782)	(6,941)	(7,257)
Net unrealized loss and prior service cost on pension plans	(165,061)	(168,704)	(115,778)
Accumulated other comprehensive income (loss), net of tax	(179,986)	(188,579)	(157,647)
PUGET ENERGY
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Derivatives Qualifying Hedges, Effect Net of Tax	(1,186)	(1,113)
Net unrealized loss on interest rate swaps	(5,003)	(14,599)
Net unrealized loss and prior service cost on pension plans	(15,404)	(15,195)
Accumulated other comprehensive income (loss), net of tax	$ (21,593)	$ (30,907)